Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000196833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Agility Shares Dynamic Tactical Income ETF
C000196860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Agility Shares Managed Risk ETF
Without Sales Load [Member] | C000196833
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%	1.82%	2.31%
Without Sales Load [Member] | C000196860
Average Annual Return [Line Items]
Average Annual Return, Percent	16.21%	7.66%	10.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	(0.04%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	13.14%	17.55%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	8.83%	4.38%	5.84%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent	17.52%	8.56%	11.31%